BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BORROWINGS

Borrowing as of December 31, 2024 and 2025 represented the following:

Lender	Interest rate	Issuance Date	Maturity Date	As of December 31, 2024	As of December 31, 2025
Short-term borrowings
Antalpha Digital Pte Ltd (i)	8.00%	(i)	(i)	-	12,709,572
Antalpha Digital Pte Ltd (i)	9.00%	(i)	(i)	-	7,492,391
China Merchants Bank (ii)	3.40%	February 8, 2025	February 8, 2026	-	4,289,943
Wuhan Rural Commercial Bank (iii)	4.00%	March 25, 2025	March 13, 2026	-	1,429,981
Bank of China (iv)	3.00%	October 28, 2025	October 28, 2026	-	1,429,981
China Zheshang bank (v)	3.00%	March 12, 2025	March 9, 2026	-	1,429,981
SPD Bank (vi)	3.00%	December 4, 2025	November 9, 2026	-	1,429,981
HanKou Bank (vii)	3.40%	October 14, 2025	October 14, 2026	-	1,429,981
Industrial Bank (viii)	2.80%	June 28, 2025	June 24, 2026	-	1,429,981
China CITIC Bank (ix)	3.00%	June 26, 2025	June 25, 2026	-	1,429,981
China CITIC Bank (x)	3.00%	June 26, 2025	June 25, 2026	-	857,989
SEB Bank (xi)	6.14%	August 27, 2025	August 26, 2026	-	861,731
China Zheshang bank (xii)	3.60%	June 10, 2025	June 9, 2026	-	714,990
China Everbright Bank (xiii)	3.45%	March 25, 2025	March 24, 2026	-	714,990
Bank of Beijing (xiv)	2.50%	December 26, 2025	December 21, 2026	-	714,990
Bank of China (xv)	3.10%	February 28, 2025	February 28, 2026	-	428,995
HanKou Bank	4.50%	February 23, 2024	February 22, 2025	684,997	-
Industrial Bank	3.90%	May 24, 2024	May 23, 2025	684,997	-
China CITIC Bank	3.45%	June 27, 2024	June 26, 2025	684,997	-
China CITIC Bank	3.45%	June 27, 2024	June 26, 2025	410,998	-
China Construction Bank	4.05%	May 7, 2024	May 6, 2025	1,372	-
China Merchants Bank	3.90%	January 26, 2024	January 26, 2025	4,109,983	-
Wuhan Rural Commercial Bank	4.81%	March 26, 2024	March 20, 2025	1,232,995	-
Bank of China	3.45%	September 25, 2024	September 25, 2025	1,369,994	-
China Everbright Bank	3.75%	January 22, 2024	January 21, 2025	684,997	-
China Zheshang bank	3.80%	April 10, 2024	April 7, 2025	684,997	-
Total				$10,550,327	$38,795,458
Long-term borrowings, current portion
Hua Xia Bank (xvi)	3.85%	March 29, 2023	March 28, 2026	-	3,564,835
HanKou Bank (xvii)	4.50%	March 25, 2025	September 17, 2026	-	14,300
Bank of China (xviii)	4.80%	June 29, 2025	June 21, 2026	-	7,292
Hua Xia Bank	4.40%	March 29, 2023	September 21, 2025	136,999	-
Hua Xia Bank	4.40%	March 29, 2023	March 21, 2025	136,999	-
Subtotal				273,998	3,586,427
Long-term borrowings
HanKou Bank (xvii)	4.50%	March 25, 2025	March 17, 2027	-	693,541
Bank of China (xviii)	4.80%	June 29, 2025	June 27, 2028	-	353,706
Hua Xia Bank	4.40%	March 29, 2023	March 28, 2026	3,376,519	-
Total				$3,650,517	$4,633,674

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

12. BORROWINGS – Continued

(i)	On September 10, 2025, the Company signed a Master Loan Agreement with a lender in which the lender agreed to grant a credit line to the Company to lend the Company fiat money or cryptocurrency for the purpose of paying off the Company’s mining machines hosting expenses. The loans are denoted in USDT and typically paid directly to the service provider. The amount the Company is able to draw from the credit line is determined by the monetary value of the cryptocurrency collateral the Company posted at the lender-designated wallets. Based on the agreement, there is no specific limit in the amount the Company is able to borrow within the first twelve months since the inception of the agreement. Subsequently, the amount the Company could draw from the credit line is limited at 60% of the market value of the collateralized cryptocurrency. There is no expiration date indicated in such agreement. In addition, the amount drawn typically does not have maturity as long as sufficient collateralization has been maintained. As of December 31, 2025, all of the Company’s bitcoins were posted as collateral.

(ii)	The principal of the loan is RMB30,000,000 (approximately $4,289,943). The loan is pledged by existing and potential account receivables of Wuhan ESVF, Shenzhen VF and Xinghui Culture due from Tengjing Sports Culture Development (Shanghai) Co., Ltd., Shenzhen Tencent Computer Systems Co., Ltd., Tencent Technology (Chengdu) Co., Ltd., Tencent Technology (Shenzhen) Co., Ltd and guaranteed by Shenzhen VF and the Group’s shareholders, Liwei Sun and Rui Zhou.

(iii)	The principal of the loan is RMB10,000,000 (approximately $1,429,981). The loan is guaranteed by Wuhan ESVF ,and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang.

(iv)	The principal of the loan is RMB10,000,000 (approximately $1,429,981). The loan is guaranteed by Xinghui Media and the Group’s shareholder, Liwei Sun and Rui Zhou.

(v)	The principal of the loan is RMB10,000,000 (approximately $1,429,981). The loan is guaranteed by Xinghui Media, ShenZhen VF and the Group’s shareholder, Liwei Sun and Rui Zhou.

(vi)	The principal of the loan is RMB10,000,000 (approximately $1,429,981). The loan is guaranteed by Xinghui Media and the Group’s shareholder, Liwei Sun and Rui Zhou.

(vii)	The principal of the loan is RMB10,000,000 (approximately $1,429,981). The loan is guaranteed by the Group’s shareholder, Liwei Sun and Rui Zhou.

(viii)	The principal of the loan is RMB10,000,000 (approximately $1,429,981). The loan is guaranteed by Wuhan ESVF and the Group’s shareholder, Liwei Sun and Rui Zhou.

(ix)	The principal of the loan is RMB10,000,000 (approximately $1,429,981). The loan is guaranteed by the Group’s shareholder, Liwei Sun and Rui Zhou.

(x)	The principal of the loan is RMB6,000,000 (approximately $857,989). The loan is guaranteed by Wuhan ESVF ,and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang.

(xi)	NIP Gaming AB maintains a revolving credit facility of SEK 8,000,000 with SKANDINAVISKA ENSKILDA BANKEN AB, with no pledges, collateral or guarantees required. As of 31 December 2025, the utilized portion of the facility amounts to SEK 7,588,463, equivalent to USD 861,731.

(xii)	The principal of the loan is RMB5,000,000 (approximately $714,990). The loan is guaranteed by Wuhan ESVF, and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang. And The loan is pledged by all accounts receivable generated by Tencent Technology (Shenzhen) Co., Ltd. from June 4, 2025, over the following three years.

(xiii)	The principal of the loan is RMB5,000,000 (approximately $714,990). The loan is guaranteed by Shenzhen VF and the Group’s shareholders, Liwei Sun and Rui Zhou. And The loan is pledged by existing account receivables of Wuhan ESVF due from Shanghai Dianding CO., LTD.

(xiv)	The principal of the loan is RMB5,000,000 (approximately $714,990). The loan is guaranteed by Wuhan ESVF.

(xv)	The principal of the loan is RMB3,000,000 (approximately $428,995). The loan is guaranteed by Wuhan ESVF ,and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang.

(xvi)	The principal of the loan is RMB30,000,000 (approximately $4,289,943). The loan is guaranteed by Wuhan Zhongzhe Financing Guarantee Co., LTD., Hongli Culture and the Group’s shareholders, Liwei Sun and Rui Zhou. As of December 31, 2025, the outstanding loan principal of RMB25,000,000 (approximately $3,574,952) is due within twelve months, which is classified as current portion of long-term borrowing. And debt issuance costs of RMB70,755(approximately $10,118) were deducted from the proceeds from the loan.

(xvii)	The principal of the loan is RMB5,000,000 (approximately $714,990). The loan is guaranteed by Wuhan ESVF ,and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang and Wuhan Optics Valley Technology Financing Guarantee Co., Ltd who charged a financing guarantee fee of 0.4% per annum on the principal amount of the financing guarantee. As of December 31, 2025, the outstanding loan principal of RMB100,000 (approximately $14,300) is due within twelve months, which is classified as current portion of long-term borrowing and the remaining portion of principal of RMB4,850,000 (approximately $693,541) is presented as a long-term borrowing.

(xviii)	The principal of the loan is RMB2,550,000 (approximately $360,998). The loan is guaranteed by Wuhan ESVF and Shenzhen VF.